LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

8. LEASES

The Company previously leased office space under a non-cancellable operating lease agreement, which expired on December 6, 2025. Upon the expiration of this lease, the corresponding right-of-use (“ROU”) assets and lease liabilities were fully derecognized. As of December 31, 2025, the Company had no recognized ROU assets or lease liabilities on the consolidated balance sheets.

The Company has elected the short-term lease exemption under ASC 842 for all lease arrangements with a lease term of 12 months or less and which do not contain purchase options. For these leases, the Company recognizes lease payments as an expense on a straight-line basis over the lease term and does not recognize ROU assets or lease liabilities.

The Company’s current office arrangement is a short-term lease without a formal contract or a specific end date, carrying a monthly expense of HK$15,000. The total short-term lease expense for the years ended December 31, 2023, 2024 and 2025, was HK$180,000, HK$180,000 and HK$180,000 (US$23,077), respectively, which was recorded in general and administrative expenses.

The following table summarizes the supplemental consolidated balance sheet information related to operating leases as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Operating lease right-of-use assets, net	218,130	-	-
Operating lease liabilities, current	218,130	-	-
Operating lease liabilities, non-current	-	-	-
Weighted average remaining lease terms – operating lease (months)	11	-	-
Weighted average discount rate – operating lease	5.875%	-	-

The following table summarizes the cash flow and expense information related to operating leases for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$ (Note 2(e))
Cash paid for amounts included in the measurement of lease liabilities:
Operating cashflows used in operating lease	235,604	225,293	218,130	27,965
Right-of-use assets obtained in exchange for new operating lease	461,624	-	-	-
Operating lease expense	243,006	244,824	224,422	28,772